Concentration Of Market And Credit Risk	12 Months Ended
Sep. 30, 2011
Concentration Of Market And Credit Risk
Concentration Of Market And Credit Risk

NOTE 11—CONCENTRATION OF MARKET AND CREDIT RISK

All of our customers are in the oil and gas offshore exploration and production industry. This industry concentration has the potential to impact our overall exposure to market and credit risks, either positively or negatively, in that our customers could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration is offset by the creditworthiness of our customer base.

Revenues from significant customers are as follows (in thousands):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Chevron Australia	$199,685	81,577	—
Sarawak Shell Bhd.	138,836	84,617	81,538
Kosmos Energy Ghana Inc.	136,205	90,936	—
Noble Energy Mediterranean, Ltd.	—	—	149,603
Woodside Energy Ltd.	—	—	114,637